As filed with the Securities and Exchange Commission on January 14, 2020

Registration No. 333-235668

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	Post-Effective Amendment No. _

FS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

201 Rouse Boulevard

Philadelphia, PA 19112

(Address of Registrant’s Principal Executive Offices)

(215) 495-1150

(Registrant’s Telephone Number, Including Area Code)

Michael C. Forman

FS Series Trust

201 Rouse Boulevard

Philadelphia, PA 19112

(Name and Address of Agent for Service)

Copies of all communications to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on January 28, 2020, or as soon as possible after such date.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

FS Series Trust (the “Trust”) filed a registration statement on Form N-14 (the “Registration Statement”) (File No. 333-235668) on December 20, 2019, in connection with the reorganization of the FS Energy Total Return Fund (File No. 333-214232) into a newly created series of the Trust, the FS Energy Total Return Fund.

This Pre-Effective Amendment No. 1 to the Registration Statement (the “Pre-Effective Amendment”) is being filed for the sole purpose of designating January 28, 2020, or as soon as possible after such date, as the new effective date upon which the Registration Statement shall become effective.

This Pre-Effective Amendment incorporates by reference the information in Parts A, B and C of the Registration Statement.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this registration statement has been signed on behalf of the Registrant, in the City of Philadelphia, and Commonwealth of Pennsylvania, on the 14th day of January, 2020.

FS SERIES TRUST

By:	/s/ Michael C. Forman
Michael C. Forman
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURE		TITLE	DATE

/s/ Michael C. Forman		President	January 14, 2020
Michael C. Forman

/s/ William Goebel		Chief Financial Officer	January 14, 2020
William Goebel		(Principal financial and accounting officer)

*
David J. Adelman		Trustee	January 14, 2020

*
James W. Brown		Trustee	January 14, 2020

*
Philip E. Hughes, Jr.		Trustee	January 14, 2020

*
Scott J. Tarte		Trustee	January 14, 2020

*By:	/s/ Michael C. Forman		January 14, 2020
Michael C. Forman
Attorney-in-Fact